CORPORATE BORROWINGS - Schedule of Corporate Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Book value of borrowings	$ 12,214	$ 11,467
Revolving facilities	31	0
Deferred financing costs	(85)	(77)
Total	$ 12,160	11,390
Canadian Term Debt Maturing On March 8, 2024
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.04%
Book value of borrowings	$ 377	369
U.S. Term Debt Maturing On April 01, 2024
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%
Book value of borrowings	$ 200	749
U.S. Term Debt Maturing On January 15, 2025
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%
Book value of borrowings	$ 500	500
Canadian Term Debt Maturing On January 28, 2026
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.82%
Book value of borrowings	$ 645	632
U.S. Term Debt Maturing On June 2, 2026
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.25%
Book value of borrowings	$ 499	497
Canadian Term Debt Maturing On March 16, 2027
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.80%
Book value of borrowings	$ 377	369
Canadian Term Debt Maturing On January 25, 2028
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.90%
Book value of borrowings	$ 1,067	1,073
U.S. Term Debt Maturing On March 29, 2029
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.85%
Book value of borrowings	$ 999	999
U.S. Term Debt Maturing On April 15, 2030
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.35%
Book value of borrowings	$ 750	749
U.S. Term Debt Maturing On April 15, 2031
Disclosure of detailed information about borrowings [line items]
Annual Rate	2.72%
Book value of borrowings	$ 500	500
U.S. Term Debt Maturing On January 30, 2032
Disclosure of detailed information about borrowings [line items]
Annual Rate	2.34%
Book value of borrowings	$ 600	600
U.S. Term Debt Maturing On March 1, 2033
Disclosure of detailed information about borrowings [line items]
Annual Rate	7.38%
Book value of borrowings	$ 250	250
Canadian Term Debt Maturing On June 14, 2035
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.95%
Book value of borrowings	$ 319	312
JPY Term Debt Maturing On December 1, 2038
Disclosure of detailed information about borrowings [line items]
Annual Rate	1.42%
Book value of borrowings	$ 71	76
U.S. Term Debt Maturing On September 20, 2047 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.70%
Book value of borrowings	$ 902	902
U.S. Term Debt Maturing On April 15, 2050
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.45%
Book value of borrowings	$ 595	594
U.S. Term Debt Maturing On March 30, 2051
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Book value of borrowings	$ 758	758
U.S. Term Debt Maturing On October 16, 2080
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.63%
Book value of borrowings	$ 400	400
Canadian Term Debt Maturing On December 14, 20232
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.43%
Book value of borrowings	$ 755	738
U.S. Term Debt Maturing On February 15, 2052
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.63%
Book value of borrowings	$ 400	400
U.S. Term Debt Maturing On June 14, 2033
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.09%
Book value of borrowings	$ 550	0
U.S. Term Debt Maturing On January 5, 2024
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.35%
Book value of borrowings	$ 700	$ 0